Cash and Cash Equivalents (Details) - GBP (£) £ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash and cash equivalents [abstract]
Cash and cash equivalents	£ 257,568	£ 403,717
Restricted cash	1,895	860
Cash and cash equivalents	£ 259,463	£ 404,577	£ 562,173	£ 62,584